Annual Total Returns[BarChart] - ProShares Ultra Consumer Services - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	46.12%	7.62%	49.72%	96.22%	26.88%	9.20%	8.28%	40.39%	(3.22%)	52.43%